LOANS AND ADVANCES TO CUSTOMERS, NET - Loans and financial leasing operating portfolio (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	$ 251,427,847	$ 237,728,544
Percentage of revaluation of Colombian peso against US Dollar	8.53%
Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	$ 268,108,682	253,951,647
Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	(16,680,835)	(16,223,103)	$ (16,962,871)	$ (15,479,640)
Commercial | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	146,301,228	134,687,396
Commercial | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	(6,608,499)	(6,290,266)	(7,440,701)	(7,270,305)
Consumer | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	54,991,509	54,591,769
Consumer | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	(7,696,984)	(7,717,038)	(7,342,478)	(6,047,135)
Mortgage | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	38,713,478	36,250,408
Mortgage | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	(1,170,108)	(1,023,206)	(1,070,800)	(1,024,091)
Financial Leases | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	27,005,509	27,277,057
Financial Leases | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	(1,073,107)	(1,024,575)	(973,939)	(1,013,074)
Small Business Loans | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	1,096,958	1,145,017
Small Business Loans | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	$ (132,137)	$ (168,018)	$ (134,953)	$ (125,035)